SHARE CAPITAL - Disclosure of changes in reserve for share-based payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	$ 5,109,676	$ 3,415,790
Share-based payments	1,863,085	1,693,886
Balance at the end of year	6,399,479	5,109,676
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	4,767,433	3,415,790
Share-based payments	932,333	1,351,643
Options exercised	(229,214)	0
Balance at the end of year	5,470,552	4,767,433
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	35,020	0
Share-based payments	837,858	35,020
RSUs vested	(344,068)	0
Balance at the end of year	528,810	35,020
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	307,223	0
Share-based payments	92,894	307,223
Balance at the end of year	$ 400,117	$ 307,223